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SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

April 28, 2008                                                  [SECURIAN LOGO]


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  POST-EFFECTIVE AMENDMENT FILING PURSUANT TO RULE 485(b)
     Minnesota Life Variable Universal Life Account
     File Number:  33-85496 and 811-8830


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act").

Pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3930.

Sincerely,

/s/Ted Schmelzle

Ted Schmelzle
Counsel




Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.